PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 20,344	$ 19,740
Accumulated depreciation	18,048	17,735
Depreciated cost	2,296	2,005
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	816	523
Accumulated depreciation	379	175
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	13,505	12,942
Accumulated depreciation	13,040	12,426
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,917	2,620
Accumulated depreciation	2,063	1,985
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	255	177
Accumulated depreciation	140	133
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,851	3,478
Accumulated depreciation	$ 2,426	$ 3,016